SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
May 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Detailed Information About Share-Based Compensation Expense [Table Text Block]
	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Expense recognized for services provided based on vesting conditions of stock options (Note 11)	5,166,101	3,235,588
Expense recognized for services provided based on vesting conditions of restricted share units (Note 11)	1,191,450	-
Total share-based compensation expense	6,357,551	3,235,588

Disclosure of Detailed Information About Additional Information About Share-Based Compensation Expense [Table Text Block]
	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Investor relations and communication costs (Note 15)	-	54,548
Professional fees (Note 15)	1,521,158	12,886
Salary and related costs (Note 15)	1,733,173	1,279,063
Project related expenses (Note 16)	581,028	411,321
Salary costs allocated (Note 16)	2,522,192	1,477,770
Total share-based compensation expense	6,357,551	3,235,588